                          DB HEDGE STRATEGIES FUND LLC

                              FINANCIAL STATEMENTS

         For the Period from June 28, 2002 (commencement of operations)
                             through March 31, 2003
                     with Report of Independent Accountants

                          DB Hedge Strategies Fund LLC

                              Financial Statements

         For the Period from June 28, 2002 (commencement of operations)
                             through March 31, 2003

                                    CONTENTS

Report of Independent Accountants....................................................................   1

Statement of Assets, Liabilities and Members' Capital................................................   2
Schedule of Investments..............................................................................   3
Statement of Operations..............................................................................   4
Statement of Changes in Members' Capital.............................................................   5
Statement of Cash Flows..............................................................................   6
Financial Highlights.................................................................................   7
Notes to Financial Statements........................................................................   9
Directors and Officers Biographical Data (unaudited) ................................................  16

[LETTERHEAD OF PRICEWATERHOUSECOOPERS]

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Members of DB Hedge Strategies Fund LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of DB Hedge Strategies Fund LLC (the "Fund") at March 31, 2003, and the results of its operations, the changes in its members' capital, its cash flows and financial highlights for the period June 28, 2002 (commencement of operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at March
31, 2003 by correspondence with the general partners/managing members of the investment funds, provides a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

May 22, 2003

                          DB Hedge Strategies Fund LLC

              Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2003

ASSETS
Investments in investment funds, at net asset value (cost $23,250,000)    $ 23,936,694
Cash and cash equivalents                                                    1,152,326
Investment funds paid in advance                                             1,250,000
Receivable for investment funds sold                                         1,075,853
Receivable from Adviser                                                        390,157
Prepaid expenses                                                                16,457
Interest receivable                                                                823
                                                                          ------------
         TOTAL ASSETS                                                       27,822,310
                                                                          ------------

LIABILITIES
Subscriptions received in advance                                              520,065
Professional fees payable                                                      417,770
Administration fees payable                                                     94,814
Investor services fees payable                                                   4,500
Custodian fees payable                                                           2,764
Other accrued expense                                                           39,852
                                                                          ------------
         TOTAL LIABILITIES                                                   1,079,765
                                                                          ------------

MEMBERS' CAPITAL                                                          $ 26,742,545
                                                                          ============

MEMBERS' CAPITAL
Represented by:
Units (150,000 units authorized; 25,730.45 units outstanding)             $ 26,500,014
Accumulated net realized loss                                                  (38,960)
Accumulated net investment loss                                               (405,203)
Net unrealized appreciation on investments                                     686,694
                                                                          ------------
         MEMBERS' CAPITAL                                                 $ 26,742,545
                                                                          ============

NET ASSET VALUE PER UNIT                                                  $   1,039.33
                                                                          ============

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                             Schedule of Investments

                                 March 31, 2003

                                                                       % OF MEMBERS'
        INVESTMENT FUND                       COST       FAIR VALUE       CAPITAL
        ---------------                       ----       ----------       -------
Alta Partners, L.P.                       $ 1,000,000    $ 1,314,927       4.9%
Amaranth Partners, L.L.C.                   1,500,000      1,672,637       6.2%
Argus Healthcare Partners, L.P.             1,000,000      1,005,537       3.8%
Aristeia Partners, L.P.                       500,000        595,504       2.2%
Avenue Asia Investments, L.P.               1,250,000      1,352,947       5.1%
Brencourt Arbitrage, L.P.                   1,000,000      1,003,847       3.8%
Elm Ridge Capital Partners, L.P.            1,250,000      1,360,615       5.1%
Endeavour Capital Partners, L.P.            1,000,000      1,008,846       3.8%
Hunter Global Investors Fund I L.P.         1,250,000      1,159,340       4.3%
Jana Partners, L.P.                         1,250,000      1,401,014       5.2%
Japan Long/Short Cayman Partners, L.P.      1,250,000      1,312,581       4.9%
Metacapital Fixed Income Relative
   Value Fund, L.P.                         1,000,000      1,116,722       4.2%
Miramar Capital Fund                        1,750,000      1,752,980       6.6%
Pimco Global Relative Value Fund LLC        1,000,000        974,865       3.6%
Safe Harbor Fund, L.P.                      1,000,000        406,269       1.5%
Special K Capital II, L.P.                  1,250,000      1,211,677       4.5%
Theorema Europe Fund, Ltd.                  1,250,000      1,232,613       4.6%
Tiburon Fund, L.P.                          1,000,000      1,127,050       4.2%
Van Eck Hard Assets L.P.                    1,250,000      1,256,451       4.7%
Vega Relative Value Fund Limited              250,000        389,112       1.5%
Vega Select Opportunities Fund Limited      1,250,000      1,281,160       4.8%
                                          ------------------------------------
Total                                     $23,250,000     23,936,694      89.5%
                                          ===========

Other Assets, less Liabilities                             2,805,851      10.5%
                                                         ---------------------

Members' Capital                                         $26,742,545     100.0%
                                                         =====================

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                             Statement of Operations

         For the Period from June 28, 2002 (commencement of operations)
                             through March 31, 2003

INVESTMENT INCOME
   Interest                                                                          $     12,291
                                                                                     ------------

EXPENSES
   Professional fees                                                 $ 484,485
   Management fees                                                     369,775
   Administration fees                                                  94,814
   Board of Directors fees and expenses                                 51,759
   Registration fees                                                    43,700
   Printing fees                                                        40,000
   Insurance fees                                                       39,750
   Investor services fees                                               14,488
   Custodian fees                                                        7,155
   Other expenses                                                          500
                                                                     ---------
       Total expenses                                                1,146,426

       Management fees waived by Adviser                              (369,775)
       Fund expenses reimbursed                                       (359,157)
                                                                     ---------
       Net expenses                                                    417,494

       NET INVESTMENT LOSS                                                               (405,203)
                                                                                     ------------

GAIN FROM INVESTMENT FUND TRANSACTIONS
   Net loss from investment funds redeemed                             (38,960)
   Net unrealized appreciation on investment funds                     686,694
                                                                     ---------
Net gain from investment funds transactions                                               647,734
                                                                                     ------------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                      $    242,531
                                                                                     ============

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                    Statement of Changes in Members' Capital

         For the Period from June 28, 2002 (commencement of operations)
                             through March 31, 2003

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                  $       (405,203)
   Net realized losses from sale of investment funds                                             (38,960)
   Net unrealized appreciation on investment funds                                               686,694
                                                                                        ----------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                  242,531

FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions (units purchased 24,566.34)*                                         25,300,014
                                                                                        ----------------

       NET CHANGE IN MEMBERS' CAPITAL                                                         25,542,545

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                                 1,200,000
                                                                                        ----------------

       MEMBERS' CAPITAL AT END OF PERIOD                                                $     26,742,545
                                                                                        ================

*Units purchased reflect an adjustment for a reverse split effective October 1, 2002 which reduced the number of Units outstanding by 747.25.

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                             Statement of Cash Flows

         For the Period from June 28, 2002 (commencement of operations)
                             through March 31, 2003

CASH FLOWS FROM OPERATING ACTIVITIES
   Net investment loss                                                                     $       (405,203)
   Adjustments to reconcile net investment loss to net cash used in operating activities:
       Purchases of investment funds                                                            (29,000,000)
       Increase in investment funds paid in advance                                              (1,250,000)
       Sales of investment funds                                                                  5,711,040
       Increase in receivable for investment funds sold                                          (1,075,853)
       Increase in receivable from Adviser                                                         (390,157)
       Increase in prepaid expenses                                                                 (16,457)
       Increase in interest receivable                                                                 (823)
       Increase in professional fees payable                                                        417,770
       Increase in administration fees payable                                                       94,814
       Increase in investor services fees payable                                                     4,500
       Increase in custodian fees payable                                                             2,764
       Increase in other accrued expenses                                                            39,852
                                                                                           ----------------

         NET CASH USED IN OPERATING ACTIVITIES                                                  (25,867,753)
                                                                                           ----------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions (including subscriptions received in advance)                           25,820,079
                                                                                           ----------------

NET DECREASE IN CASH                                                                                (47,674)

Cash and cash equivalents at beginning of period                                                  1,200,000
                                                                                           ----------------

Cash and cash equivalents at end of period                                                 $      1,152,326
                                                                                           ================

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

                              Financial Highlights

         For the Period from June 28, 2002 (commencement of operations)
                             through March 31, 2003

PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period*                                                 $ 1,030.83

Income (loss) from investment operations:

    Net investment loss                                                                   (16.36)

    Net realized gain and unrealized appreciation on investment fund transactions          24.86
                                                                                      ----------

Total from investment operations                                                            8.50
                                                                                      ----------

Total net asset value, March 31, 2003                                                 $ 1,039.33
                                                                                      ==========

* On October 1, 2002, the net asset value per Unit was recast to $1,000.00 from $970.09. At that date, for every unit owned, the Member holding was reduced to ..97009 units. The above beginning of period net asset value is the equivalent price given the revised number of Units.

The accompanying notes are an integral part of these financial statements.

                          DB Hedge Strategies Fund LLC

         For the Period from June 28, 2002 (commencement of operations)
                             through March 31, 2003

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for the period from June 28, 2002 (commencement of operations) through March 31, 2003:

Ratios to average net assets:

    Net investment loss (a) (b) (c)                 (2.14%)

    Net expenses (a) (b) (c)                         2.20%

Total return                                         0.82%

Portfolio turnover rate                                25%
Members' capital, end of period (thousands)      $ 26,743

(a)  Annualized.

(b) The Adviser waived and/or reimbursed $728,932 of fees and expenses for the period ended March 31, 2003. The net investment income ratio would have been 3.85% lower and the total expenses ratio would have been 3.85% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser.

(c) Expense ratios for the underlying Investment Funds are not included in the expense ratio.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.

The accompanying notes are an integral part of these financial statements.

DB HEDGE STRATEGIES FUND LLC

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003

1. ORGANIZATION

DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on October 23, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's units (the "Units") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At March 31, 2003, Deutsche Asset Management, Inc. (an affiliate of the Adviser) had a capital balance in the Fund of $25,206,250.

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

DB HEDGE STRATEGIES FUND LLC

2. SIGNIFICANT ACCOUNTING POLICIES

a. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value per Unit of the Fund equals the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost, unless information available at the time of distribution provides for a different treatment.

b. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

DB HEDGE STRATEGIES FUND LLC

c. FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

No provision for organizational or offering costs has been made, as the Adviser has committed to paying these costs directly.

d. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

e. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

f. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

DB HEDGE STRATEGIES FUND LLC

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee accrues monthly and is payable at the end of each quarter. Management fees for the period ended March 31, 2003 were $369,775.

The Fund pays the Adviser an administrative servicing fee at the annual rate of ..50% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. Administration fees for the period ended March 31, 2003 were $94,814.

The Adviser has contractually agreed to waive its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through September 3, 2003. For the period from June 28, 2002 to March 31, 2003, the Adviser has agreed to waive management fees of $369,775 and reimburse the fund $359,157.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC provides administrative and accounting services to the Administrator. As compensation for these services, the Adviser pays PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC at no additional cost to the Fund.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

DB HEDGE STRATEGIES FUND LLC

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Fund for the period ended March 31, 2003 were $51,759.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4. SECURITY TRANSACTIONS

Aggregate purchases of Investment Funds amounted to $29,000,000 and aggregate sales of Investment Funds amounted to $5,711,040 for the period ended March 31, 2003.

At March 31, 2003, the estimated cost of investments for Federal income tax purposes was $23,689,563. Accordingly, gross unrealized appreciation on investments was $1,145,893, gross unrealized depreciation on investments was $898,763, resulting in net unrealized appreciation on investments of $247,130.

DB HEDGE STRATEGIES FUND LLC

5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

6. CONCENTRATION OF RISK

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Units.

7. INVESTMENTS IN INVESTMENT FUNDS

As of March 31, 2003, the Fund had investments in Investments Funds, none of which were related parties. The Fund's investments at March 31, 2003 are summarized below based on the investment objectives of each specific Investment Fund.

INVESTMENT OBJECTIVE                 COST               VALUE
--------------------                 ----               -----
Event Driven                     $   3,500,000      $   3,568,471
Global Macro                         1,250,000          1,281,160
Long/Short Equity                   11,250,000         11,489,977
Relative Value                       7,250,000          7,597,086
                                 --------------------------------
TOTAL                            $  23,250,000      $  23,936,694
                                 ================================

DB HEDGE STRATEGIES FUND LLC

8. SUBSEQUENT EVENTS

Effective April 1, 2003, the Fund received contributions from unaffiliated Members totaling $995,065.

9. NEW ACCOUNTING PRONOUNCEMENTS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others, an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 ("FIN 45"). FIN 45 requires certain disclosure that improves the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

DB HEDGE STRATEGIES FUND LLC

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

---------------------------------------------------------------------------------------------------------------------------------
                                                      TERM OF                                 NUMBER OF
                                                      OFFICE(i)                             PORTFOLIOS IN
                                                         AND              PRINCIPAL              FUND
                                  POSITION(S)         LENGTH OF         OCCUPATION(S)          COMPLEX
                                   HELD WITH             TIME          DURING THE PAST        OVERSEEN BY   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE               FUND               SERVED             5 YEARS             DIRECTOR      HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman                    Director           Since June    Director and                  1         Director, State
c/o DB Hedge Strategies Fund LLC                      2002          President, NTA                          University of New
25 DeForest Ave.                                                    Consulting (financial                   York at Albany (1998
Summit, New Jersey 07901                                            services consulting)                    to present);
(9/18/55)                                                           (2001 to present).                      Archimedes Offshore
                                                                    Formerly, Chief                         Ltd. (offshore fund)
                                                                    Financial Officer,                      (2001 to present).
                                                                    Tiger Management
                                                                    (investment adviser
                                                                    to hedge funds) (1993
                                                                    to 2001).
---------------------------------------------------------------------------------------------------------------------------------

-----------------

(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

DB HEDGE STRATEGIES FUND LLC

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                       TERM OF                              PORTFOLIOS IN
                                                     OFFICE AND         PRINCIPAL               FUND
                                     POSITION(S)      LENGTH OF        OCCUPATION(S)           COMPLEX
                                      HELD WITH         TIME          DURING THE PAST        OVERSEEN BY      OTHER DIRECTORSHIPS
     NAME, ADDRESS, AND AGE             FUND           SERVED             5 YEARS              DIRECTOR        HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron                       Director       Since June  General Counsel, New             1                  None.
c/o DB Hedge Strategies Fund LLC                     2002        Enterprise Associates
25 DeForest Ave.                                                 (venture capital firm)
Summit, New Jersey 07901                                         (2001 to present).
(1/31/65)                                                        Formerly, General
                                                                 Counsel and Senior Vice
                                                                 President, ING Mutual
                                                                 Funds Management Co. LLC
                                                                 (registered investment
                                                                 adviser) (1998 to 2000)
                                                                 and Attorney, Kramer Levin
                                                                 Naftalis & Frankel (law
                                                                 firm) (1994 to 1998).
---------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                        TERM OF                             PORTFOLIOS IN
                                                       OFFICE AND          PRINCIPAL            FUND
                                     POSITION(S)       LENGTH OF         OCCUPATION(S)         COMPLEX
                                      HELD WITH          TIME           DURING THE PAST      OVERSEEN BY      OTHER DIRECTORSHIPS
     NAME, ADDRESS, AND AGE             FUND             SERVED            5 YEARS             DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Gruber                      Director         Since June     Nomura Professor of       67(1)       Trustee, CREF (pension
c/o DB Hedge Strategies Fund LLC                          2002        Finance, Leonard N.                   fund) (since January
25 DeForest Ave.                                                      Stern School of                       2000); Director, S.G.
Summit, New Jersey 07901                                              Business, New York                    Cowen Mutual Funds
(7/15/37)                                                             University (since                     (January 1985-January
                                                                      September 1964).                      2001), Japan Equity
                                                                                                            Fund, Inc. (since
                                                                                                            January 1992), Thai
                                                                                                            Capital Fund, Inc.
                                                                                                            (since January 2000) and
                                                                                                            Singapore Fund, Inc.
                                                                                                            (since January 2000)
                                                                                                            (registered investment
                                                                                                            companies). Formerly,
                                                                                                            Trustee, TIAA (pension
                                                                                                            fund) (January 1996-
                                                                                                            January 2000).
------------------------------------------------------------------------------------------------------------------------------------

(1) Indicates that Dr. Gruber also serves as a Director/Trustee of the BT Investment Funds, BT Advisor Funds, BT Pyramid Mutual Funds, BT Institutional Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, and Deutsche Asset Management VIT Trust. He also serves as a Director/Trustee of the Morgan Grenfell Investment Trust, Deutsche Investors Portfolios Trust, Deutsche Investors Funds, Inc., Scudder Flag Investors Value Builder Fund, Inc., Scudder Flag Investors Equity Partners Fund, Inc., Scudder Flag Investors Communications Fund, Inc., and Deutsche Bank Alex. Brown Cash Reserves Fund, Inc. He also serves as a Director/Trustee of Scudder RREEF Securities Trust, an open-end investment company, and Scudder RREEF Real Estate Fund, Inc., a closed-end investment company. These Funds are advised by either Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, or Investment Company Capital Corp, each an indirect, wholly-owned subsidiary of Deutsche Bank AG.

DB HEDGE STRATEGIES FUND LLC

                                                                                            NUMBER OF
                                                    TERM OF                               PORTFOLIOS IN
                                                  OFFICE AND          PRINCIPAL                FUND
                                    POSITION(S)    LENGTH OF        OCCUPATION(S)            COMPLEX
                                     HELD WITH       TIME          DURING THE PAST         OVERSEEN BY       OTHER DIRECTORSHIPS
      NAME, ADDRESS, AND AGE           FUND         SERVED             5 YEARS               DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                      Director     Since June   Chief Executive Officer,          1        Trustee, Levco Series
c/o DB Hedge Strategies Fund LLC                  2002         Allied Capital                             Trust Mutual Funds (2
25 DeForest Ave.                                               Management LLC                             portfolios) (2001 to
Summit, New Jersey 07901                                       (registered investment                     present); Formerly,
(6/12/47)                                                      adviser) (1997 to                          Trustee, Morgan Grenfell
                                                               present) and Vice                          Investment Trust (11
                                                               President - Investments,                   Portfolios) (1994 to 2002)
                                                               Honeywell International,
                                                               Inc. (advanced
                                                               technology and
                                                               manufacturer 1985 to
                                                               present).
------------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC

                                                                                            NUMBER OF
                                                    TERM OF                               PORTFOLIOS IN
                                                  OFFICE AND          PRINCIPAL                FUND
                                    POSITION(S)    LENGTH OF        OCCUPATION(S)            COMPLEX
                                     HELD WITH       TIME          DURING THE PAST         OVERSEEN BY       OTHER DIRECTORSHIPS
      NAME, ADDRESS, AND AGE           FUND         SERVED             5 YEARS               DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"(ii)
------------------------------------------------------------------------------------------------------------------------------------
Raymond C. Nolte                    Director      Since June   Managing Director and             1        Topiary Fund Ireland Pic
DB Hedge Strategies Fund LLC                      2002         Global Head of                             (offshore fund) (1997 to
25 DeForest Ave.                                               Funds-of-Funds, DB                         present) and Gordian Knot
Summit, New Jersey 07901                                       Absolute Return                            Ltd. (a U.K. investment
(6/25/61)                                                      Strategies (1996 to                        advisory firm) (2002 to
                                                               present) and Vice                          present).
                                                               President, DBIM (1999
                                                               to present). Formerly,
                                                               Vice President,
                                                               Associate Vice
                                                               President, and
                                                               Assistant Treasurer,
                                                               Foreign Exchange sales
                                                               and Trading and
                                                               International Fixed
                                                               Income groups, Bankers
                                                               Trust (financial services
                                                               firm) (1983 to 1999).
------------------------------------------------------------------------------------------------------------------------------------

----------
(ii) Mr. Nolte is an "interested person" under Section 2(a)(19) of the 1940 Act of the Fund. Mr. Nolte is Managing Director of DBIM and Managing Director and Global Head of Funds-of-Funds of DB Absolute Return Strategies.

DB HEDGE STRATEGIES FUND LLC

OFFICERS

---------------------------------------------------------------------------------------------
  NAME, ADDRESS, AND AGE       POSITIONS HELD WITH FUND   PRINCIPAL OCCUPATION(S) DURING THE
                                                                   LAST FIVE YEARS
---------------------------------------------------------------------------------------------
Richard T. Hale                President                  Managing Director, Deutsche
Deutsche Asset Management                                 Investment Management Americas Inc.
One South St.                                             (2003 to present); Managing
Baltimore, Maryland 21202                                 Director, Deutsche Bank Securities
(7/17/45)                                                 Inc. (formerly Deutsche Banc Alex.
                                                          Brown Inc.) and Deutsche Asset
                                                          Management (1999 to present);
                                                          Director and President, Investment
                                                          Company Capital Corp. (registered
                                                          investment advisor) (1996 to
                                                          present); Director, Deutsche Global
                                                          Funds, Ltd. (2000 to present),
                                                          CABEI Fund (2000 to present), North
                                                          American Income Fund (2000 to
                                                          present) (registered investment
                                                          companies); Director, Scudder
                                                          Global Opportunities Fund (since
                                                          2003); Director/Officer
                                                          Deutsche/Scudder Mutual Funds
                                                          (various dates); President,
                                                          Montgomery Street Securities, Inc.
                                                          (2002 to present) (registered
                                                          investment companies); Vice
                                                          President, Deutsche Asset
                                                          Management, Inc. (2000 to present);
                                                          formerly, Director, ISI Family of
                                                          Funds (registered investment
                                                          companies; 4 funds overseen)
                                                          (1992-1999).
---------------------------------------------------------------------------------------------
Natalie Zornitsky              Vice President             Chief Operating Officer, DBIM (2001
DB Hedge Strategies Fund LLC                              to present). Formerly, Chief
25 DeForest Ave.                                          Operating Officer, Deutsche Asset
Summit, New Jersey 07901                                  Management (asset management
(5/16/66)                                                 division of Deutsche Bank) (2000 to
                                                          2001) and Global Business Manager,
                                                          Bankers Trust (private banking)
                                                          (1994 to 2000).
---------------------------------------------------------------------------------------------
John T. Ferguson, Jr.          Vice President             Director, DB Absolute Return
DB Hedge Strategies Fund LLC                              Strategies (2001 to present).
25 DeForest Ave.                                          Formerly, Director and Fund
Summit, New Jersey 07901                                  Manager, Baltic Small Equity
(2/3/66)                                                  Fund/Small Enterprise Assistance
                                                          Funds (private equity/venture
                                                          capital firm) (1998 to 2001); and
                                                          Attorney, Kramer Levin Naftalis &
                                                          Frankel (law firm) (1995 to 1998).
---------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC

---------------------------------------------------------------------------------------------
  NAME, ADDRESS, AND AGE       POSITIONS HELD WITH FUND   PRINCIPAL OCCUPATION(S) DURING THE
                                                                   LAST FIVE YEARS
---------------------------------------------------------------------------------------------
Alexandra A. Toohey            Treasurer and Principal    Director, DB Absolute Return
DB Hedge Strategies Fund LLC   Financial and Accounting   Strategies (2000 to present).
25 DeForest Ave.               Officer                    Formerly, Senior Manager, Fortis
Summit, New Jersey 07901                                  Fund Services Curacao NV (hedge
(10/17/66)                                                fund administrator) (1994 to 2000).
---------------------------------------------------------------------------------------------
Bruce A. Rosenblum             Secretary                  Director, Deutsche Asset Management
Deutsche Asset Management                                 (asset management division of
One South St.                                             Deutsche Bank) (2002 to present).
Baltimore, Maryland 21202                                 Formerly, Vice President, Deutsche
(9/14/60)                                                 Asset Management (2000 to 2002);
                                                          Partner, Freedman, Levy, Kroll &
                                                          Simonds (law firm) (1997 to 1999);
                                                          and Senior Associate, Freedman,
                                                          Levy, Kroll & Simonds (1994 to
                                                          1996).
---------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.